SHAREHOLDERS' EQUITY - Schedule of Options Outstanding by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,179,972
Weighted average remaining contractual term (years)	4 years 3 months 21 days
Weighted average exercise price (in usd per share)	$ 23,760
Options exercisable (in shares) | shares	436,520,000
Weighted average exercise price of options exercisable (in usd per share)	$ 57,660
$0.27-0.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.27
Range of exercise price, upper (in usd per share)	$ 0.32
Options outstanding (in shares) | shares	1,006,545
Weighted average remaining contractual term (years)	4 years 6 months 7 days
Weighted average exercise price (in usd per share)	$ 290
Options exercisable (in shares) | shares	276,744,000
Weighted average exercise price of options exercisable (in usd per share)	$ 290
$6.82-7.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	6.82
Range of exercise price, upper (in usd per share)	$ 7.18
Options outstanding (in shares) | shares	1,521
Weighted average remaining contractual term (years)	1 year 14 days
Weighted average exercise price (in usd per share)	$ 7,030.00
Options exercisable (in shares) | shares	1,521,000
Weighted average exercise price of options exercisable (in usd per share)	$ 7,030.00
$20.44-24.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 24.99
Options outstanding (in shares) | shares	2,159
Weighted average remaining contractual term (years)	4 years 11 months 23 days
Weighted average exercise price (in usd per share)	$ 21,730
Options exercisable (in shares) | shares	2,157,000
Weighted average exercise price of options exercisable (in usd per share)	$ 21,730
$38.06-54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	38.06
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	3,534
Weighted average remaining contractual term (years)	3 years 5 months 12 days
Weighted average exercise price (in usd per share)	$ 45,480
Options exercisable (in shares) | shares	3,215,000
Weighted average exercise price of options exercisable (in usd per share)	$ 44,590
$79.21-96.74
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	79.21
Range of exercise price, upper (in usd per share)	$ 96.74
Options outstanding (in shares) | shares	47,259
Weighted average remaining contractual term (years)	11 months 19 days
Weighted average exercise price (in usd per share)	$ 88,690
Options exercisable (in shares) | shares	47,259,000
Weighted average exercise price of options exercisable (in usd per share)	$ 88,690
$151.63-224.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	151.63
Range of exercise price, upper (in usd per share)	$ 224.18
Options outstanding (in shares) | shares	95,378
Weighted average remaining contractual term (years)	3 years 9 months 14 days
Weighted average exercise price (in usd per share)	$ 187,190
Options exercisable (in shares) | shares	82,048,000
Weighted average exercise price of options exercisable (in usd per share)	$ 185,520
$232.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	232.20
Range of exercise price, upper (in usd per share)	$ 232.20
Options outstanding (in shares) | shares	23,576
Weighted average remaining contractual term (years)	4 years 3 months 25 days
Weighted average exercise price (in usd per share)	$ 232,200
Options exercisable (in shares) | shares	23,576,000
Weighted average exercise price of options exercisable (in usd per share)	$ 232,200